Stock Incentive Plans - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 01, 2023 shares	Mar. 31, 2018 shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) EMPLOYEE $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate proceeds from shares issued under the plan						$ 168	$ 563	$ 595	$ 826
Stock-based compensation			$ 1,707	$ 2,771		$ 6,477	$ 9,965	13,054	17,245
Total intrinsic value of options exercised								$ 600	$ 600
Weighted-average grant date fair value per share for options granted | $ / shares						$ 1.01	$ 1.72	$ 1.68	$ 7.26
Total compensation cost reversed			100					$ 100
Compensation cost, Total								800
Share-Based Goods and Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost			100			$ 400		$ 400
Number of employees get terminated | EMPLOYEE						80
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total compensation cost reversed			200
Compensation cost, Total			100			$ 100
Number of stock award and exercise vested option to transferred employees | shares						400,000
Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock award and exercise vested option to transferred employees | shares						3,300,000
OXB Solutions [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total compensation cost reversed					$ 100
Compensation cost, Total			$ 800			$ 800
OXB Solutions [Member] | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock award and exercise vested option to transferred employees | shares						100,000		100,000
OXB Solutions [Member] | Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock award and exercise vested option to transferred employees | shares						1,600,000		1,600,000
2015 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option vesting period						4 years		4 years
Stock options expiration period						10 years		10 years
Number of additional shares available for future grant | shares			0			0		0
2018 Incentive Award Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for issuance | shares		3,186,205
Allowed annual percentage increase in shares authorized as percentage of outstanding shares of common stock	4.00%	4.00%
Maximum shares of common stock may be issued | shares		20,887,347
Number of shares outstanding available for future grant | shares	2,299,356		1,978,793			1,978,793		2,188,360
2018 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for issuance | shares		353,980
Allowed annual percentage increase in shares authorized as percentage of outstanding shares of common stock	1.00%	1.00%
Number of shares outstanding available for future grant | shares	574,839		2,693,911			2,693,911		1,776,431
Maximum shares allowed to be issued under ESPP | shares		4,778,738
Purchase of common stock through payroll deductions expressed in percentage of fair market value						85.00%		85.00%
Common stock offering period						6 months		6 months
Number of shares issued to the plan | shares						133,817	226,453	226,453	110,923
Aggregate proceeds from shares issued under the plan						$ 200	$ 600	$ 600	$ 800
Stock-based compensation			$ 100	$ 100		100	$ 100	100	$ 100
Excess of accrued right to purchase stock						25,000		25,000
2015 and 2018 Stock Incentive Plans
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense			$ 10,500			$ 10,500		$ 14,600
Unrecognized compensation expense estimated to be recognized over period						2 years 2 months 12 days		2 years 3 months 18 days